Other disclosures - Risk Management and Principal Risks (audited)	12 Months Ended
Dec. 31, 2018
Other disclosures - Risk Management and Principal Risks
Other disclosures - Risk Management and Principal Risks

Credit risk (audited)

The risk of loss to the firm from the failure of clients, customers or counterparties, including sovereigns, to fully honour their obligations to the firm, including the whole and timely payment of principal, interest, collateral and other receivables.

Overview

The credit risk that Barclays Group faces arises from wholesale and retail loans and advances together with the counterparty credit risk arising from derivative contracts with clients; trading activities, including: debt securities, settlement balances with market counterparties, FVOCI assets and reverse repurchase loans.

Credit risk management objectives are to:

  maintain a framework of controls to oversee credit risk;
  identify, assess and measure credit risk clearly and accurately across Barclays Group and within each separate business, from the level of individual facilities up to the total portfolio;
  control and plan credit risk taking in line with external stakeholder expectations and avoiding undesirable concentrations;
  monitor credit risk and adherence to agreed controls.

Organisation and structure

Wholesale and retail portfolios are managed separately to reflect the differing nature of the assets; wholesale balances tend to be larger and are managed on an individual basis, while retail balances are greater in number but lesser in value and are, therefore, managed in aggregated segments.

The credit risk management teams in each legal entity are accountable to the relevant Legal Entity CRO, who reports to the Barclays Group CRO.

Roles and responsibilities

The responsibilities of the credit risk management teams in the businesses, the sanctioning team and other shared services include: sanctioning new credit agreements (principally wholesale); setting strategies for approval of transactions (principally retail); setting risk appetite; monitoring risk against limits and other parameters; maintaining robust processes, data gathering, quality, storage and reporting methods for effective credit risk management; performing effective turnaround and workout scenarios for wholesale portfolios via dedicated restructuring and recoveries teams; maintaining robust collections and recovery processes/units for retail portfolios; and development of credit risk measurement models.

For wholesale portfolios, credit risk approval is undertaken by experienced credit risk professionals operating within a clearly defined delegated authority framework, with only the most senior credit officers assigned the higher levels of delegated authority. The largest credit exposures, which are outside the Risk Sanctioning Unit or Risk Distribution Committee authority, require the support of a legal entity Senior Credit Officer. For exposures in excess of the legal entity Senior Credit Officer’s authority, approval by Group Senior Credit Officer/Board Risk Committee is also required. The Barclays Group Credit Risk Committee, attended by legal entity Senior Credit Officers, provides a formal mechanism for the Barclays Group Senior Credit Officer to exercise the highest level of credit authority over the most material Barclays Group single name exposures.

In the wholesale portfolios, credit risk managers are organised in sanctioning teams by geography, industry and/or product.

The role of the Central Risk function is to provide Barclays Group-wide direction, oversight and challenge of credit risk taking. Central Risk sets the Credit Risk Control Framework, which provides the structure within which credit risk is managed, together with supporting credit risk policies and standards.

Governance and oversight of expected credit losses

Barclays Group’s organisational structure and internal governance processes oversee the estimation of ECL across several areas, including: i) setting requirements in policy, including key assumptions and the application of key judgements; ii) the design and execution of models; and iii) review of ECL results.

  Impairment policy requirements are set and reviewed regularly, at a minimum annually, to maintain adherence to accounting standards. Key judgements inherent in policy, including the estimated life of revolving credit facilities and the quantitative criteria for assessing the significant increase in credit risk (SICR), are separately supported by analytical study. In particular, the quantitative thresholds used for assessing SICR are subject to a number of internal validation criteria, particularly in retail portfolios where thresholds decrease as the origination PD of each facility increases. Key policy requirements are also typically aligned to Barclays Group’s credit risk management strategy and practices, for example, wholesale customers that are risk managed on an individual basis are assessed for ECL on an individual basis upon entering Stage 3. Furthermore, key internal risk management indicators of high risk are used to set SICR policy, for example, retail customers identified as High Risk Management Accounts are automatically deemed to have met the SICR criteria.
  ECL is estimated in line with internal policy requirements using models which are validated by a qualified independent party to the model development area, the Independent Validation Unit (IVU), before first use and at a minimum annually thereafter. Each model is designated an owner who is responsible for:
  Monitoring the performance of the model, which includes comparing predicted ECL versus flow into Stage 3 and coverage ratios; and
  Proposing post-model adjustments (PMA) to address model weaknesses or to account for situations where known or expected risk factors and information have not been considered in the modelling process. Each PMA above an absolute and relative threshold is approved by the IVU for a set time period (usually a maximum of six months) together with a plan for remediation. The most material PMAs are also approved by the Barclays Group’s Chief Risk Officer.

Models must also assess ECL across a range of future economic conditions. These economic scenarios are generated via an independent model and ultimately set by the Senior Scenario Review Committee. Economic scenarios are regenerated at a minimum annually, to align with Barclays Group’s medium-term planning exercise, but also if the external consensus of the UK or US economy materially worsen. The scenario probability weights are also updated when scenarios are regenerated and reviewed by the Senior Scenario Committee. Each model used in the estimation of ECL, including key inputs, are governed by a series of internal controls, which include the validation of completeness and accuracy of data in golden source systems, documented data transformations and documented lineage of data transfers between systems.

  The Barclays Group Impairment Committee, formed of members from both Finance and Risk, is responsible for overseeing impairment policy and practice across Barclays Group and will approve impairment results. Reported results and key messages are communicated to the Barclays PLC Board Audit Committee, which has an oversight role and provides challenge of key assumptions, including the basis of the scenarios adopted.

Credit risk mitigation

Barclays Group employs a range of techniques and strategies to actively mitigate credit risks. These can broadly be divided into three types:

  netting and set-off
  collateral
  risk transfer.

Netting and set-off

In most jurisdictions and within legal entities in which Barclays Group operates, credit risk exposures can be reduced by applying netting and set-off. In exposure terms, this credit risk mitigation technique has the largest overall impact on net exposure to derivative transactions, compared with other risk mitigation techniques.

For derivative transactions, Barclays Group’s normal practice is, on a legal entity basis, to enter into standard master agreements with counterparties (e.g. ISDAs). These master agreements typically allow for netting of credit risk exposure to a counterparty resulting from derivative transactions against the obligations to the counterparty in the event of default, and so produce a lower net credit exposure. These agreements may also reduce settlement exposure (e.g. for foreign exchange transactions) by allowing payments on the same day in the same currency to be set-off against one another.

Collateral

Barclays Group has the ability to call on collateral in the event of default of the counterparty, comprising:

  home loans: a fixed charge over residential property in the form of houses, flats and other dwellings. The value of collateral is impacted by property market conditions which drive demand and therefore value of the property. Other regulatory interventions on ability to repossess, longer period to repossession and granting of forbearance may also affect the collateral value.
  wholesale lending: a fixed charge over commercial property and other physical assets, in various forms.
  other retail lending: includes charges over motor vehicle and other physical assets; second lien charges over residential property, which are subordinate to first charges held either by Barclays Group or another party; and finance lease receivables, for which typically Barclays Group retains legal title to the leased asset and has the right to repossess the asset on the default of the borrower.
  derivatives: Barclays Group also often seeks to enter into a margin agreement (e.g. Credit Support Annex) with counterparties with which Barclays Group has master netting agreements in place. These annexes to master agreements provide a mechanism for further reducing credit risk, whereby collateral (margin) is posted on a regular basis (typically daily) to collateralise the mark to market exposure of a derivative portfolio measured on a net basis. Barclays Group may additionally negotiate the receipt of an independent amount further mitigating risk by collateralising potential mark to market exposure moves.
  reverse repurchase agreements: collateral typically comprises highly liquid securities which have been legally transferred to Barclays Group subject to an agreement to return them for a fixed price.
  financial guarantees and similar off-balance sheet commitments: cash collateral may be held against these arrangements.

Risk transfer

Market risk (audited)

The risk of loss arising from potential adverse changes in the value of the firm’s assets and liabilities from fluctuation in market variables including, but not limited to, interest rates, foreign exchange, equity prices, commodity prices, credit spreads, implied volatilities and asset correlations.

Overview

Market risk arises primarily as a result of client facilitation in wholesale markets, involving market making activities, risk management solutions and execution of syndications. Upon execution of a trade with a client, Barclays Group will look to hedge against the risk of the trade moving in an adverse direction. Mismatches between client transactions and hedges result in market risk due to changes in asset prices, volatility or correlations.

Organisation and structure

Market risk in the businesses resides primarily in Barclays International and Barclays Group Treasury. These businesses have the mandate to assume market risk. Market risk oversight and challenge is provided by business committees and Barclays Group committees, including the Market Risk committee.

Roles and responsibilities

The objectives of market risk management are to:

  identify, understand and control market risk by robust measurement, limit setting, reporting and oversight facilitate business growth within a controlled and transparent risk management framework control market risk in the businesses according to the allocated appetite.

To meet the above objectives, a governance structure is in place to manage these risks consistent with the ERMF.

The Barclays PLC Board Risk Committee recommends market risk appetite to the Barclays PLC Board for their approval. The Market Risk Principal Risk Lead (PR Lead) is responsible for the Market Risk Control Framework and, under delegated authority from the Barclays Group CRO, agrees with the business CROs a limit framework within the context of the approved market risk appetite.

The Market Risk Committee approves and makes recommendations concerning the Barclays Group-wide market risk profile. This includes overseeing the operation of the Market Risk Framework and associated standards and policies; reviewing market or regulatory issues and limits and utilisation. The committee is chaired by the PR Lead and attendees include the business heads of market risk and business aligned market risk managers.

The head of each business is accountable for all market risks associated with its activities, while the head of the market risk team covering each business is responsible for implementing the risk control framework for market risk.

Management value at risk

  estimates the potential loss arising from unfavourable market movements, over one day for a given confidence level differs from the regulatory VaR used for capital purposes in scope, confidence level and horizon back testing is performed to evaluate that the model is fit for purpose.

VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a two-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books.

The management VaR model in some instances may not appropriately measure some market risk exposures, especially for market moves that are not directly observable via prices. Market risk managers are required to identify risks which are not adequately captured in VaR (‘risks not in VaR’ or ‘RNIVs’).

When reviewing VaR estimates, the following considerations are taken into account:

  the historical simulation uses the most recent two years of past data to generate possible future market moves, but the past may not be a good indicator of the future the one-day time horizon may not fully capture the market risk of positions that cannot be closed out or hedged within one day
  VaR is based on positions as at close of business and consequently, it is not an appropriate measure for intra-day risk arising from a position bought and sold on the same day
  VaR does not indicate the potential loss beyond the VaR confidence level.

Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.

Liquidity risk management (audited)

Overview

The efficient management of liquidity is essential to Barclays Group in retaining the confidence of the financial markets and maintaining the sustainability of the business. There is a control framework in place for managing liquidity risk and this is designed to maintain liquidity resources that are sufficient in amount and quality and funding tenor profile that is adequate to meet the liquidity risk appetite as expressed by the Barclays PLC Board based on internal and regulatory liquidity metrics.

This is achieved via a combination of policy formation, review and governance, analysis, stress testing, limit setting and monitoring. Together, these meet internal and regulatory requirements.

Roles and responsibilities

The Treasury and Capital Risk function is responsible for the management and governance of the liquidity risk mandate defined by the Board and the production of ILAAPs. Treasury has the primary responsibility for managing liquidity risk within the set risk appetite.

Barclays Group’s comprehensive control framework for managing Barclays Group’s liquidity risk is designed to deliver the appropriate term and structure of funding, consistent with the liquidity risk appetite set by the Board.

The control framework incorporates a range of ongoing business management tools to monitor, limit and stress test Barclays Group’s balance sheet and contingent liabilities and the Recovery Plan. Limit setting and transfer pricing are tools that are designed to control the level of liquidity risk taken and drive the appropriate mix of funds. Together, these tools reduce the likelihood that a liquidity stress event could lead to an inability to meet Barclays Group’s obligations as they fall due. The control framework is subject to internal conformance testing and internal audit review.

The Board approves the Barclays Group funding plan, internal stress tests and results of regulatory stress tests, and the Barclays Group Recovery Plan. The Treasury Committee is responsible for monitoring and managing liquidity risk in line with Barclays Group’s funding management objectives, funding plan and risk frameworks. The Treasury and Capital Risk Committee monitors and reviews the liquidity risk profile and control environment, providing Second Line oversight of the management of liquidity risk. The BRC reviews the risk profile, and annually reviews risk appetite and the impact of stress scenarios on the Barclays Group funding plan/forecast in order to agree Barclays Group’s projected funding abilities.

Barclays Group maintains a range of management actions for use in a liquidity stress, these are documented in the Barclays Group Recovery Plan. Since the precise nature of any stress event cannot be known in advance, the actions are designed to be flexible to the nature and severity of the stress event and provide a menu of options that can be drawn upon as required. The Barclays Group Recovery Plan also contains more severe recovery options to generate additional liquidity in order to facilitate recovery in a severe stress. Any stress event would be regularly monitored and reviewed using key management information by Treasury, Risk and business representatives.

Capital risk management (audited)

Overview

Capital risk is managed through ongoing monitoring and management of the capital position, regular stress testing and a robust capital governance framework.

Roles and responsibilities

The management of capital risk is integral to Barclays Group’s approach to financial stability and sustainability management, and is embedded in the way businesses and legal entities operate.

Capital risk management is underpinned by a control framework and policy. The capital management strategy, outlined in Barclays Group and legal entity capital plans, is developed in alignment with the control framework and policy for capital risk, and is implemented consistently in order to deliver on Barclays Group’s objectives.

The Board approves the Barclays Group capital plan, internal stress tests and results of regulatory stress tests, and the Barclays Group recovery plan. The Barclays Group Treasury Committee is responsible for monitoring and managing capital risk in line with Barclays Group’s capital management objectives, capital plan and risk frameworks. The Barclays Group Treasury and Capital Risk Committee monitors and reviews the capital risk profile and control environment, providing Second Line oversight of the management of capital risk. The Barclays PLC Board Risk Committee reviews the risk profile, and annually reviews risk appetite and the impact of stress scenarios on the Barclays Group capital plan/forecast in order to agree Barclays Group’s projected capital adequacy.

Local management assures compliance with an entity’s minimum regulatory capital requirements by reporting to local Asset and Liability Committees with oversight by Barclays Group Treasury Committee, as required.

Treasury has the primary responsibility for managing and monitoring capital. The Barclays Group Treasury and Capital Risk function provides oversight of capital risk and is an independent risk function that reports to the Barclays Group CRO. Production of the Barclays PLC ICAAP is the joint responsibility of Barclays Group Risk and Barclays Group Finance.

In 2018, Barclays complied with all regulatory minimum capital requirements.

Pension risk

Barclays Group maintains a number of defined benefit pension schemes for past and current employees. The ability of the pension fund to meet pension payments is maintained through investments and contributions.

Pension risk arises because the estimated market value of the pension fund assets might decline; investment returns might reduce; or the estimated value of the pension liabilities might increase. Barclays Group monitors the pension risks arising from its defined benefit pension schemes and works with Trustees to address shortfalls. In these circumstances Barclays Group could be required or might choose to make extra contributions to the pension fund. Barclays Group’s main defined benefit scheme was closed to new entrants in 2012.

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	177,069	-	-	-	-	177,069
Cash collateral and settlement balances	77,222	-	-	-	-	77,222
Loans and advances at amortised cost:
Home loans	150,284	-	(295)	(149,679)	(132)	178
Credit cards, unsecured and other retail lending	56,431	-	(725)	(5,608)	(451)	49,647
Corporate loans	119,691	(7,550)	(65)	(41,042)	(4,454)	66,580
Total loans and advances at amortised cost	326,406	(7,550)	(1,085)	(196,329)	(5,037)	116,405
Of which credit-impaired:
Home loans	2,125	-	(3)	(2,083)	(31)	8
Credit cards, unsecured and other retail lending	1,249	-	(6)	(232)	(38)	973
Corporate loans	1,762	-	-	(895)	(17)	850
Total credit-impaired loans and advances at amortised cost	5,136	-	(9)	(3,210)	(86)	1,831
Reverse repurchase agreements and other similar secured lending	2,308	-	(17)	(2,261)	-	30
Trading portfolio assets:						-
Debt securities	57,283	-	-	(451)	-	56,832
Traded loans	7,234	-	-	(154)	-	7,080
Total trading portfolio assets	64,517	-	-	(605)	-	63,912
Financial assets at fair value through the income statement:
Loans and advances	19,524	-	(11)	(11,782)	(89)	7,642
Debt securities	4,522	-	-	(445)	-	4,077
Reverse repurchase agreements	119,041	-	(2,996)	(115,601)	-	444
Other financial assets	542	-	-	-	-	542
Total financial assets at fair value through the income statement	143,629	-	(3,007)	(127,828)	(89)	12,705
Derivative financial instruments	222,538	(172,001)	(31,402)	(5,502)	(4,712)	8,921
Financial assets at fair value through other comprehensive income	51,694	-	-	-	(399)	51,295
Other assets	1,006	-	-	-	-	1,006
Total on-balance sheet	1,066,389	(179,551)	(35,511)	(332,525)	(10,237)	508,565

Off-balance sheet:
Contingent liabilities	20,258	-	(399)	(1,418)	(190)	18,251
Loan commitments[a]	359,477	-	(124)	(77,597)	(1,395)	280,361
Total off-balance sheet	379,735	-	(523)	(79,015)	(1,585)	298,612

Total	1,446,124	(179,551)	(36,034)	(411,540)	(11,822)	807,177

Maximum exposure and effects of netting, collateral and risk transfer (audited)
	Maximum exposure	Netting and set-off	Cash collateral	Non-cash collateral	Risk transfer	Net exposure
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	171,082	-	-	-	-	171,082
Cash collateral and settlement balances	77,168	-	-	-	-	77,168
Loans and advances at amortised cost:
Home loans	147,002	-	(158)	(146,554)	-	290
Credit cards, unsecured and other retail lending	55,767	-	(241)	(3,995)	(16)	51,515
Corporate loans	121,279	(6,617)	(230)	(46,402)	(4,378)	63,652
Total loans and advances at amortised cost	324,048	(6,617)	(629)	(196,951)	(4,394)	115,457
Reverse repurchase agreements and other similar secured lending	12,546	-	-	(12,226)	-	320
Trading portfolio assets:
Debt securities	51,200	-	-	-	-	51,200
Traded loans	3,140	-	-	(128)	-	3,012
Total trading portfolio assets	54,340	-	-	(128)	-	54,212
Financial assets at fair value through the income statement:
Loans and advances	11,037	-	(440)	(5,497)	(344)	4,756
Debt securities	15	-	-	-	-	15
Reverse repurchase agreements	100,040	-	(426)	(99,428)	-	186
Other financial assets	519	-	-	-	-	519
Total financial assets at fair value through the income statement	111,611	-	(866)	(104,925)	(344)	5,476
Derivative financial instruments	237,669	(184,265)	(33,092)	(6,170)	(5,885)	8,257
Financial investments - debt securities	57,128	-	-	(463)	(853)	55,812
Other assets	3,022	-	-	-	-	3,022
Total on-balance sheet	1,048,614	(190,882)	(34,587)	(320,863)	(11,476)	490,806

Off-balance sheet:
Contingent liabilities	19,012	-	(318)	(1,482)	(228)	16,984
Loan commitments	315,573	-	(73)	(31,069)	(1,757)	282,674
Total off-balance sheet	334,585	-	(391)	(32,551)	(1,985)	299,658

Total	1,383,199	(190,882)	(34,978)	(353,414)	(13,461)	790,464

Loans and advances at amortised cost by stage

The table below presents an analysis of loans and advances at amortised cost by gross exposure, impairment allowance, coverage ratio and impairment charge by stage allocation and business segment as at 31 December 2018. Also included are off-balance sheet loan commitments and financial guarantee contracts by gross exposure and impairment allowance and coverage ratio by stage allocation as at 31 December 2018. Barclays does not hold any material purchased or originated credit impaired assets as at year-end.

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	134,911	25,279	3,040	163,230	183	1,389	1,152	2,724	160,506
Barclays International	26,714	4,634	1,830	33,178	352	965	1,315	2,632	30,546
Head Office	6,510	636	938	8,084	9	47	306	362	7,722
Total Barclays Group retail	168,135	30,549	5,808	204,492	544	2,401	2,773	5,718	198,774
Barclays UK	22,824	4,144	1,272	28,240	16	70	117	203	28,037
Barclays International	87,344	8,754	1,382	97,480	128	244	439	811	96,669
Head Office	2,923	-	41	2,964	-	-	38	38	2,926
Total Barclays Group wholesale	113,091	12,898	2,695	128,684	144	314	594	1,052	127,632
Total loans and advances at amortised cost	281,226	43,447	8,503	333,176	688	2,715	3,367	6,770	326,406
Off-balance sheet loan commitments and financial guarantee contracts[a]	309,989	22,126	684	332,799	99	150	22	271	332,528
Total[b]	591,215	65,573	9,187	665,975	787	2,865	3,389	7,041	658,934

	Coverage ratio				Loan impairment charge and loan loss rate
	Stage 1	Stage 2	Stage 3	Total	Loan impairment charge		Loan loss rate
As at 31 December 2018%		%	%	%	£m		bps
Barclays UK	0.1	5.5	37.9	1.7		830		51
Barclays International	1.3	20.8	71.9	7.9		844		254
Head Office	0.1	7.4	32.6	4.5		15		19
Total Barclays Group retail	0.3	7.9	47.7	2.8		1,689		83
Barclays UK	0.1	1.7	9.2	0.7		74		26
Barclays International	0.1	2.8	31.8	0.8		(142)		-
Head Office	-	-	92.7	1.3		(31)		-
Total Barclays Group wholesale	0.1	2.4	22.0	0.8		(99)		-
Total loans and advances at amortised cost	0.2	6.2	39.6	2.0		1,590		48
Off-balance sheet loan commitments and financial guarantee contracts[a]	-	0.7	3.2	0.1		(125)
Other financial assets subject to impairment						3
Total	0.1	4.4	36.9	1.1		1,468

Notes

a Excludes loan commitments and financial guarantees of £11.7bn carried at fair value.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £129.9bn and impairment allowance of £12m (1 January 2018: £9m). This comprises £10m ECL on £129.3bn Stage 1 assets and £2m on £0.6bn Stage 2 fair value through other comprehensive income assets.

Loans and advances at amortised cost by stage (audited)
	Gross exposure				Impairment allowance				Net exposure
	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
As at 1 January 2018	£m	£m	£m	£m	£m	£m	£m	£m	£m
Barclays UK	129,837	25,798	3,152	158,787	142	1,310	1,142	2,594	156,193
Barclays International	22,427	7,051	1,466	30,944	292	1,298	1,080	2,670	28,274
Head Office	6,498	1,596	952	9,046	8	62	294	364	8,682
Total Barclays Group retail	158,762	34,445	5,570	198,777	442	2,670	2,516	5,628	193,149
Barclays UK	22,835	3,880	1,092	27,807	25	88	114	227	27,580
Barclays International	75,331	11,128	2,345	88,804	139	349	694	1,182	87,622
Head Office	8,689	139	74	8,902	2	5	58	65	8,837
Total Barclays Group wholesale	106,855	15,147	3,511	125,513	166	442	866	1,474	124,039
Total loans and advances at amortised cost	265,617	49,592	9,081	324,290	608	3,112	3,382	7,102	317,188
Off-balance sheet loan commitments and financial guarantee contracts[a]	275,364	38,867	1,442	315,673	133	259	28	420	315,253
Total[b]	540,981	88,459	10,523	639,963	741	3,371	3,410	7,522	632,441

	Coverage ratio
	Stage 1	Stage 2	Stage 3	Total
As at 1 January 2018%		%	%	%
Barclays UK	0.1	5.1	36.2	1.6
Barclays International	1.3	18.4	73.7	8.6
Head Office	0.1	3.9	30.9	4.0
Total Barclays Group retail	0.3	7.8	45.2	2.8
Barclays UK	0.1	2.3	10.4	0.8
Barclays International	0.2	3.1	29.6	1.3
Head Office	-	3.6	78.4	0.7
Total Barclays Group wholesale	0.2	2.9	24.7	1.2
Total loans and advances at amortised cost	0.2	6.3	37.2	2.2
Off-balance sheet loan commitments and financial guarantee contracts[a]	-	0.7	1.9	0.1
Total	0.1	3.8	32.4	1.2

Notes

a Excludes loan commitments and financial guarantees of £18.9bn carried at fair value.

b Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £128.1bn and impairment allowance of £9m.

Loans and advances at amortised cost by product (audited)

The table below presents a breakdown of loans and advances at amortised cost and the impairment allowance with stage allocation by asset classification.

Loans and advances at amortised cost by product (audited)
		Stage 2
As at 31 December 2018	Stage 1	Not past due	<=30 days past due	>30 days past due	Total	Stage 3	Total
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	130,066	15,672	1,672	862	18,206	2,476	150,748
Credit cards, unsecured loans and other retail lending	45,785	11,262	530	437	12,229	3,760	61,774
Corporate loans	105,375	12,177	360	475	13,012	2,267	120,654
Total	281,226	39,111	2,562	1,774	43,447	8,503	333,176

Impairment allowance
Home loans	31	56	13	13	82	351	464
Credit cards, unsecured loans and other retail lending	528	1,895	169	240	2,304	2,511	5,343
Corporate loans	129	300	16	13	329	505	963
Total	688	2,251	198	266	2,715	3,367	6,770

Net exposure
Home loans	130,035	15,616	1,659	849	18,124	2,125	150,284
Credit cards, unsecured loans and other retail lending	45,257	9,367	361	197	9,925	1,249	56,431
Corporate loans	105,246	11,877	344	462	12,683	1,762	119,691
Total	280,538	36,860	2,364	1,508	40,732	5,136	326,406

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.4	0.8	1.5	0.5	14.2	0.3
Credit cards, unsecured loans and other retail lending	1.2	16.8	31.9	54.9	18.8	66.8	8.6
Corporate loans	0.1	2.5	4.4	2.7	2.5	22.3	0.8
Total	0.2	5.8	7.7	15.0	6.2	39.6	2.0

As at 1 January 2018
Gross exposure	£m	£m	£m	£m	£m	£m	£m
Home loans	125,224	17,108	1,612	604	19,324	2,425	146,973
Credit cards, unsecured loans and other retail lending	40,482	13,562	702	502	14,766	3,544	58,792
Corporate loans	99,911	14,534	407	561	15,502	3,112	118,525
Total	265,617	45,204	2,721	1,667	49,592	9,081	324,290

Impairment allowance
Home loans	38	77	10	13	100	326	464
Credit cards, unsecured loans and other retail lending	441	2,086	203	245	2,534	2,291	5,266
Corporate loans	129	444	22	12	478	765	1,372
Total	608	2,607	235	270	3,112	3,382	7,102

Net exposure
Home loans	125,186	17,031	1,602	591	19,224	2,099	146,509
Credit cards, unsecured loans and other retail lending	40,041	11,476	499	257	12,232	1,253	53,526
Corporate loans	99,782	14,090	385	549	15,024	2,347	117,153
Total	265,009	42,597	2,486	1,397	46,480	5,699	317,188

Coverage ratio	%	%	%	%	%	%	%
Home loans	-	0.5	0.6	2.2	0.5	13.4	0.3
Credit cards, unsecured loans and other retail lending	1.1	15.4	28.9	48.8	17.2	64.6	9.0
Corporate loans	0.1	3.1	5.4	2.1	3.1	24.6	1.2
Total	0.2	5.8	8.6	16.2	6.3	37.2	2.2

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (audited)

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired is included on page 273.

Movement in gross exposures and impairment allowance including provisions for loan commitments and financial guarantees (audited)

The following tables present a reconciliation of the opening to the closing balance of the exposure and impairment allowance. An explanation of the terms: 12-month ECL, lifetime ECL and credit-impaired is included on page 273.

Gross exposure for loans and advances at amortised cost (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	265,617	49,592	9,081	324,290
Net transfers between stages	1,385	(3,602)	2,217	-
Business activity in the year	74,419	2,680	374	77,473
- of which: Barclays UK	29,467	1,493	326	31,286
- of which: Barclays International	42,346	1,164	44	43,554
Net drawdowns and repayments	(13,140)	136	162	(12,842)
- of which: Barclays UK	(10,269)	(980)	(322)	(11,571)
- of which: Barclays International	(1,305)	1,348	561	604
Final repayments	(41,946)	(5,359)	(1,071)	(48,376)
- of which: Barclays UK	(11,728)	(1,753)	(478)	(13,959)
- of which: Barclays International	(29,421)	(3,520)	(549)	(33,490)
Disposals	(5,109)	-	(369)	(5,478)
Write-offs	-	-	(1,891)	(1,891)
As at 31 December 2018[a]	281,226	43,447	8,503	333,176

Impairment allowance on loans and advances at amortised cost (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	608	3,112	3,382	7,102
Net transfers between stages	798	(1,182)	384	-
Business activity in the year	223	173	95	491
Net re-measurement and movement due to exposure and risk parameter changes	(865)	638	1,918	1,691
UK economic uncertainty adjustment	-	150	-	150
Final repayments	(76)	(176)	(152)	(404)
Disposals	-	-	(369)	(369)
Write-offs	-	-	(1,891)	(1,891)
As at 31 December 2018[a]	688	2,715	3,367	6,770

Reconciliation of ECL movement to impairment charge/(release) for the period
ECL movement excluding assets derecognised due to disposals and write-offs				1,928
Net recoveries post write-offs				(195)
Exchange and other adjustments				(143)
Impairment release on loan commitments and financial guarantees[b]				(125)
Impairment charge on other financial assets				3
Income statement charge/(release) for the period				1,468

Note

a Other financial assets subject to impairment not included in the table above include cash collateral and settlement balances, financial assets at fair value through other comprehensive income and other assets. These have a total gross exposure of £129.9bn (1 January 2018: £128.1bn) and impairment allowance of £12m (1 January 2018: £9m). This comprises £10m ECL on £129.3bn Stage 1 assets and £2m on £0.6bn Stage 2 fair value through other comprehensive income assets.

b Impairment release of £125m on loan commitments and financial guarantees represents reduction in impairment allowance of £149m partially offset by exchange and other adjustments of £24m.

Gross exposure on loans and advances at amortised cost has increased by £8.9bn in 2018 driven by Stage 1 increases due to:

  growth in Barclays UK Home Loans portfolio of £4.6bn;
  increased lending in Portfolio Management, Equity derivatives and Equity financing in Barclays International of £6.6bn;
  balance sheet growth and currency exchange movements in US Cards of £2.5bn;
  new securities for the BX liquidity asset buffer of £2.3bn and £1.0bn of Italian bonds in Barclays International; offset by the disposal of a long dated liquidity buffer portfolio of UK gilts totalling £5.1bn, reduction in Corporate lending of £2.5bn and continued repayment of Italian Mortgages of E1.0bn

Net transfers between stages represents the movements of positions from, for example, Stage 1 to Stage 2 following a Significant Increase in Credit Risk (SICR) or to Stage 3 as positions move into default. Equally, improvement in credit quality will result in positions moving to lower stages. These are the primary driver for the change sin impairment allowance and the income statement charge. The improvement in PDs and macroeconomic variables during 2018 resulted in net exposures moving from Stage 2 into Stage 1. The transfers into Stage 3 was from defaulted assets moving mainly from Stage 2.

Disposals and write-offs represent the gross asset write-down during the period, including debt sale activity and the disposal of a long dated liquidity buffer portfolio of UK gilts.

The impairment allowance decreased by £332m in the period. This is due to a net reduction in Barclays International predominantly from write offs and a positive impact of macroeconomic variable changes during the year, offset a £150m charge in UK Cards and UK Corporate loans from anticipated economic uncertainty in the UK.  Credit quality across wholesale portfolios and underlying arrears rates in the retail portfolio have been relatively stable over the period.

Gross exposure for loan commitments and financial guarantees (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	275,364	38,867	1,442	315,673
Net transfers between stages	13,521	(13,552)	31	-
Business activity in the year	65,404	811	-	66,215
Net drawdowns and repayments	(14,491)	4,298	(473)	(10,666)
Final repayments	(29,809)	(8,298)	(316)	(38,423)
As at 31 December 2018	309,989	22,126	684	332,799

Provision on loan commitments and financial guarantees (audited)
	Stage 1	Stage 2	Stage 3	Total
	£m	£m	£m	£m
As at 1 January 2018	133	259	28	420
Net transfers between stages	42	(43)	1	-
Business activity in the year	18	-	-	18
Net remeasurement and movement due to exposure and risk parameter changes	(79)	(22)	44	(57)
UK economic uncertainty adjustment
Final repayments	(15)	(44)	(51)	(110)
As at 31 December 2018	99	150	22	271

Management adjustments to models for impairment (audited)

Management adjustments to impairment models are applied in order to factor in certain conditions or changes in policy that are not fully incorporated into the impairment models, or to reflect additional facts and circumstances at the period end. Management adjustments are reviewed and incorporated into future model development where applicable.

Adjustments in portfolios that have total management adjustments to impairment allowance of more than £10m are presented by product below. Information as at 31 December 2018 is prepared on an IFRS 9 basis and information as at 31 December 2017 is prepared on an IAS 39 basis.

Portfolios that have management adjustments greater than £10m by product[a]
	As at 31 December 2018		As at 31 December 2017
	Total management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances	Total management adjustments to impairment allowances, including forbearance	Proportion of total impairment allowances
	£m	%	£m	%
Home loans	54	11.6	71	15.5
Credit cards, unsecured loans and other retail lending	370	6.9	80	2.6
Corporate loans	(7)	(0.7)	138	12.1

Note

  Positive values relate to an increase in impairment allowance.

Home loans: Due to the high quality nature of the portfolio, ECL estimates are low in all but the most severe scenarios. An adjustment is held to maintain an appropriate level of ECL.

Credit cards, unsecured loans and other retail lending: Model related adjustments to maintain adequacy of Loss Given Default estimates and retail staging criteria updates were applied during the year. This also includes a £100m ECL adjustment held in UK cards for the anticipated impact of economic uncertainty in the UK.

Corporate loans: Includes a £50m ECL adjustment held in Corporate Bank for the anticipated economic uncertainty in the UK, offset by a release in the Investment Bank to reduce inappropriate ECL sensitivity to an expanded macroeconomic variable.

Measurement uncertainty and sensitivity analysis

The measurement of ECL involves increased complexity and judgement, including estimation of probabilities of default (PD), loss given default (LGD), a range of unbiased future economic scenarios, estimation of expected lives, estimation of exposures at default (EAD) and assessing significant increases in credit risk. Impairment charges will tend to be more volatile than under IAS 39 and will be recognised earlier. Unsecured products with longer expected lives, such as revolving credit cards, are the most impacted.

Barclays Group uses a five-scenario model to calculate ECL. An external consensus forecast is assembled from key sources, including HM Treasury, Bloomberg and the Urban Land Institute, which forms the baseline scenario. In addition, two adverse scenarios (Downside 1 and Downside 2) and two favourable scenarios (Upside 1 and Upside 2) are derived, with associated probability weightings. The adverse scenarios are calibrated to a similar severity to internal stress tests, whilst also considering IFRS 9 specific sensitivities and non-linearity. Downside 2 is benchmarked to the Bank of England’s annual cyclical scenarios and to the most severe scenario from Moody’s inventory, but is not designed to be the same. The favourable scenarios are calibrated to be symmetric to the adverse scenarios, subject to a ceiling calibrated to relevant recent favourable benchmark scenarios. The scenarios include six economic core variables, (GDP, unemployment and House Price Index (HPI) in both the UK and US markets), and expanded variables using statistical models based on historical correlations. All five scenarios converge to a steady state after eight years.

Scenario weights (audited)

The methodology for estimating probability weights for each of the scenarios involves a comparison of the distribution of key historic UK and US macroeconomic variables against the forecast paths of the five scenarios. The methodology works such that the baseline (reflecting current consensus outlook) has the highest weight and the weights of adverse and favourable scenarios depend on the deviation from the baseline; the further from the baseline, the smaller the weight. The probability weights of the scenarios as of 31 December 2018 are shown below. A single set of five scenarios is used across all portfolios and all five weights are normalised to equate to 100%. The same scenarios and weights that are used in the estimation of expected credit losses are also used for Barclays internal planning purposes. The impacts across the portfolios are different because of the sensitivities of each of the portfolios to specific macroeconomic variables, for example, mortgages are highly sensitive to house prices and base rates, credit cards and unsecured consumer loans are highly sensitive to unemployment.

The table below shows the core macroeconomic variables for each scenario and the respective scenario weights.

Scenario probability weighting (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
Scenario probability weighting	9	24	41	23	3

Macroeconomic variables (audited)
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
UK GDP[a]	4.5	3.1	1.7	0.3	(4.1)
UK unemployment[b]	3.4	3.9	4.3	5.7	8.8
UK HPI[c]	46.4	32.6	3.2	(0.5)	(32.1)
US GDP[a]	4.8	3.7	2.1	0.4	(3.3)
US unemployment[b]	3.0	3.4	3.7	5.2	8.4
US HPI[c]	36.9	30.2	4.1	-	(17.4)
As at 1 January 2018
UK GDP[a]	4.5	3.2	1.8	(0.6)	(5.2)
UK unemployment[b]	3.9	4.1	4.6	5.5	9.0
UK HPI[c]	52.9	36.7	2.8	(9.2)	(35.1)
US GDP[a]	6.7	4.6	2.1	(1.0)	(5.2)
US unemployment[b]	3.2	3.5	4.1	5.0	9.6
US HPI[c]	32.1	27.3	3.4	(2.1)	(20.2)

ECL under 100% weighted scenarios for key principal portfolios (audited)

The table on the next page shows the ECL for key principal portfolios assuming scenarios have been 100% weighted. Gross exposures are allocated to a stage based on the individual scenario rather than through a probability-weighted approach as is required for Barclays reported impairment allowances. As a result, it is not possible to back solve the weighted ECL from the individual scenarios as a balance may be assigned to a different stage dependent on the scenario.

Material post-model adjustments have been excluded from the below analysis so that the scenario specific results are comparable. Management adjustments of greater than £10m can be found on page 158.

The key principal portfolios included in the product split below account for circa 80% of total loans and advances at amortised cost and circa 80% of total impairment allowance (including off-balance sheet loan commitments and financial guarantee contracts). Portfolios excluded are those where the risk resides outside of the UK or the US; small UK portfolios; and exposures where ECL estimation methods are based on benchmark approaches or assigned proxy coverage ratios.

Balances allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default as at 31 December 2018 and not on macroeconomic scenarios.

The Downside 2 scenario represents a severe global recession with substantial falls in both UK and US GDP. Unemployment in both markets rises towards 9% and there are substantial falls in asset prices including housing.

Under the Downside 2 scenario, balances move between stages as the economic environment weakens. This can be seen in the movement of £19.0bn of gross exposure into Stage 2 between the Weighted and Downside 2 scenario. ECL increases in Stage 2 predominantly due to unsecured portfolios as economic conditions deteriorate.

	Scenarios
As at 31 December 2018	Weighted	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
Stage 1 Gross Exposure (£m)
Home loans	115,573	116,814	116,402	115,924	114,858	109,305
Credit cards, unsecured loans and other retail lending	30,494	32,104	31,082	30,536	29,846	24,884
Corporate loans	80,835	81,346	81,180	80,941	80,517	73,715
Stage 1 ECL (£m)
Home loans	1	-	-	-	1	9
Credit cards, unsecured loans and other retail lending	355	304	343	351	365	388
Corporate loans	175	161	163	162	203	242
Stage 1 Coverage (%)
Home loans	-	-	-	-	-	-
Credit cards, unsecured loans and other retail lending	1.2	0.9	1.1	1.1	1.2	1.6
Corporate loans	0.2	0.2	0.2	0.2	0.3	0.3
Stage 2 Gross Exposure (£m)
Home loans	17,455	16,214	16,627	17,105	18,170	23,724
Credit cards, unsecured loans and other retail lending	10,943	9,334	10,355	10,902	11,591	16,553
Corporate loans	11,377	10,866	11,031	11,271	11,694	18,496
Stage 2 ECL (£m)
Home loans	7	1	1	3	7	172
Credit cards, unsecured loans and other retail lending	2,013	1,569	1,779	1,969	2,331	4,366
Corporate loans	323	277	290	302	397	813
Stage 2 Coverage (%)
Home loans	-	-	-	-	-	0.7
Credit cards, unsecured loans and other retail lending	18.4	16.8	17.2	18.1	20.1	26.4
Corporate loans	2.8	2.5	2.6	2.7	3.4	4.4
Stage 3 Gross Exposure (£m)
Home loans	1,104	1,104	1,104	1,104	1,104	1,104
Credit cards, unsecured loans and other retail lending	2,999	2,999	2,999	2,999	2,999	2,999
Corporate loans[a]	1,165	n/a	n/a	1,165	n/a	n/a
Stage 3 ECL (£m)
Home loans	6	3	4	5	7	27
Credit cards, unsecured loans and other retail lending	2,200	2,154	2,174	2,199	2,234	2,297
Corporate loans[a]	333	n/a	n/a	323	n/a	n/a
Stage 3 Coverage (%)
Home loans	0.5	0.3	0.4	0.5	0.7	2.4
Credit cards, unsecured loans and other retail lending	73.4	71.8	72.5	73.3	74.5	76.6
Corporate loans[a]	28.6	n/a	n/a	27.7	n/a	n/a
Total ECL (£m)
Home loans	14	4	6	8	15	208
Credit cards, unsecured loans and other retail lending	4,567	4,026	4,296	4,519	4,929	7,052
Corporate loans[a]	832	n/a	n/a	786	n/a	n/a

Note

  Material corporate loan defaults are individually assessed across different recovery strategies which are impacted by the macroeconomic variables. As a result, only the Baseline scenario is shown together with the weighted estimate which reflects alternative recovery paths.

For portfolios in scope, the total weighted ECL represents a 2% uplift from the Baseline ECL, largely driven by credit card losses which have more linear loss profiles than home loans and corporate loan positions.

Home loans: Total ECL and coverage ratios remain steady across the Upside scenarios, Baseline and Downside 1 scenario. However, total ECL increases significantly in the Downside 2 scenario to £208m, driven by a significant fall in HPI (32.1%) reflecting the non-linearity of the portfolio. The average LTV of the home loans portfolio remains low and as such can withstand a Downside 1 scenario (0.5% fall in HPI) without a significant increase in ECL. Total weighted ECL excludes a £54m model adjustment that is held to maintain appropriate level of ECL.

Credit cards, unsecured loans and other retail lending: Total weighted ECL of £4,568m represents a 1% increase over the Baseline ECL (£4,519m) reflecting the range of economic scenarios used. Total ECL increases to £7,051m under Downside 2 scenario, mainly driven by Stage 2, where coverage rates increase by 800bps to 26.4% from a weighted scenario approach (18.4%) and a £5,610m increase in gross exposure that meets the SICR criteria and transition from Stage 1 to Stage 2. Total weighted ECL excludes model adjustments, including the £100m adjustment for the anticipated economic uncertainty in the UK.

Corporate loans: Total weighted ECL of £831m represents a 6% increase over the Baseline ECL (£787m) reflecting the range of economic scenarios used, with exposures in the Investment Bank particularly sensitive to Downside 2 scenario. Cases in Stage 3 are assessed on an individual basis and cases where the Baseline ECL is greater than £10m are also assessed against a less favourable and a more favourable scenario, based on alternative recovery outcomes in addition to macroeconomic scenarios. Total weighted ECL excludes model adjustments, including the £50m adjustment for the anticipated economic uncertainty in the UK.

Staging sensitivity (audited)

An increase of 1% (£3,332m) of total gross exposure into Stage 2 (from Stage 1), would result in an increase in ECL impairment allowance of £200m based on applying the difference in Stage 2 and Stage 1 average impairment coverage ratios to the movement in gross exposure (refer to Loans and advances at amortised cost by product on page 155.

ECL sensitivity analysis

The tables on pages 162 and 163 show the estimated ECL impact on key principal portfolios in the event that the UK/US consensus was instead for i) positive growth (Upward scenario); and ii) a mild downturn (Downward scenario). These scenarios assume a moderate upturn and downturn for the UK and the US respectively but with no contagion or headwinds in other economies.

The gross exposures in scope are aligned to those presented in the ECL under 100% weighted scenarios sensitivity analysis but based on portfolio positions as at 30 September 2018 due to operational complexity in scenario regeneration. The portfolio included in the scenario remained broadly stable during Q4 2018 and therefore the scenario results are considered representative of the year end position. Material post-model adjustments have been excluded from the below analysis to allow the scenario specific results to be comparable. Further detail on management adjustments to impairment allowances can be found on page 158.

Gross exposures allocated to Stage 3 do not change in any of the scenarios as the transition criteria relies only on observable evidence of default and not on macroeconomic scenarios. For individual cases with ECL greater than £10m, three scenarios are assessed taking into account the macroeconomic scenarios and alternative recovery strategies. For these specific cases, the less favourable scenario is assumed to occur in the UK/US Downward scenario (and the more favourable scenario is assumed to occur in the UK/US Upward scenario) which is a conservative upper estimate as certain recovery strategies are idiosyncratic in nature and independent of the macroeconomic economy.

ECL sensitivity analysis to UK economic forecasts for key principal portfolios

The table below and on page [161] show the estimated ECL impact on key principal portfolios in the event that the UK consensus was instead for positive growth (Upward scenario) and a mild downturn (Downward scenario). The inputs for the Downward scenario have been modelled using Downside 1 UK macroeconomic variables for the Baseline scenario but with no changes to US and other non-UK macroeconomic variables (as highlighted below). Similarly, the Upward scenario uses Upside 1 UK macroeconomic variables for the Baseline scenario. The Downside 2, Downside 1, Upside 1 and Upside 2 scenarios are held constant but the probability weights re-estimated and normalised so they equate to 100%. Changes in credit cards, unsecured loans and other retail lending are measured for UK cards and UK personal loans only.

Barclays impairment as at 31 December 2018 includes an adjustment of £150m representing a charge for the estimated impact of anticipated economic uncertainty in the UK. This adjustment was estimated broadly on the output of the UK Downward scenario.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
UK Upward scenario	18	33	36	11	2
UK Downward scenario	8	18	40	28	6

Macroeconomic variables
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
UK Upward scenario
UK GDP	4.5	3.1	3.1	0.3	(4.1)
UK unemployment	3.4	3.9	3.9	5.7	8.8
UK HPI	46.4	32.6	32.6	(0.5)	(32.1)
US GDP	4.8	3.7	2.1	0.4	(3.3)
US unemployment	3.0	3.4	3.7	5.2	8.4
US HPI	36.9	30.2	4.1	-	(17.4)
UK Downward scenario
UK GDP	4.5	3.1	0.3	0.3	(4.1)
UK unemployment	3.4	3.9	5.7	5.7	8.8
UK HPI	46.4	32.6	(0.5)	(0.5)	(32.1)
US GDP	4.8	3.7	2.1	0.4	(3.3)
US unemployment	3.0	3.4	3.7	5.2	8.4
US HPI	36.9	30.2	4.1	-	(17.4)

	Sensitivity to UK economic forecasts
As at 30 September 2018	Δ UK Upward scenario	Δ UK Downward scenario
Stage 1 Gross Exposure (£m)
Home loans	506	(889)
Credit cards, unsecured loans and other retail lending	294	(252)
Corporate loans	79	(13)
Stage 1 ECL (£m)
Home loans	-	-
Credit cards, unsecured loans and other retail lending	(4)	4
Corporate loans	1	7
Stage 1 Coverage ratio (bps)
Home loans	-	-
Credit cards, unsecured loans and other retail lending	(4)	5
Corporate loans	-	2
Stage 2 Gross Exposure (£m)
Home loans	(506)	889
Credit cards, unsecured loans and other retail lending	(294)	252
Corporate loans	(79)	13
Stage 2 ECL (£m)
Home loans	(3)	6
Credit cards, unsecured loans and other retail lending	(102)	104
Corporate loans	(4)	13
Stage 2 Coverage ratio (bps)
Home loans	(2)	3
Credit cards, unsecured loans and other retail lending	(83)	89
Corporate loans	(2)	13
Stage 3 Gross Exposure (£m)
Home loans	-	-
Credit cards, unsecured loans and other retail lending	-	-
Corporate loans	-	-
Stage 3 ECL (£m)
Home loans	(1)	2
Credit cards, unsecured loans and other retail lending	(15)	15
Corporate loans	(46)	28
Stage 3 Coverage ratio (bps)
Home loans	(11)	13
Credit cards, unsecured loans and other retail lending	(79)	94
Corporate loans	(384)	235
Total ECL (£m)
Home loans	(4)	8
Credit cards, unsecured loans and other retail lending	(121)	123
Corporate loans	(49)	48

Home loans: Total ECL increases by £8m in the Downward scenario, driven by the increase in the probability weight attributed to the Downside 2 scenario. This represents a greater likelihood of the UK economy entering into a severe downturn than under the current consensus.

Credit cards, unsecured loans and other retail lending: Total ECL decreases by £121m in the Upward scenario driven by £294m of balance migration as assets transition from Stage 2 to Stage 1 and lower coverage on Stage 2 assets (83bps decrease) driven by the more favourable consensus forecast. Total ECL increases by £123m in the Downward scenario, mainly driven by the UK cards portfolio.

Corporate loans: Total ECL decreases by £49m in the Upward scenario predominately driven by more favourable recovery outcomes for large single-names in Stage 3. The Downward scenario results in total ECL impact of £48m, driven by higher coverage (13bps increase) in Stage 2 and less favourable recovery outcomes for large single names in Stage 3.

ECL sensitivity analysis to US economic forecasts for key principal portfolios

The table on page [163] shows the estimated ECL impact on key principal portfolios in the event that the US consensus was instead for positive growth (Upward scenario) and a mild downturn (Downward scenario). The inputs for the Downward scenario have been modelled using Downside 1 US macroeconomic variables for the Baseline scenario but with no changes to UK and other non-US macroeconomic variables (as highlighted below). Similarly, the Upward scenario uses Upside 1 US macroeconomic variables for the Baseline scenario. The Downside 2, Downside 1, Upside 1 and Upside 2 scenarios are held constant but the probability weights reestimated and normalised so they equate to 100%. Changes in credit cards, unsecured loans and other retail lending are measured for US cards only.

Scenario probability weighting
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
	%	%	%	%	%
US Upward scenario	18	33	36	11	2
US Downward scenario	5	14	40	34	7

Macroeconomic variables for US Downward scenario
	Upside 2	Upside 1	Baseline	Downside 1	Downside 2
As at 31 December 2018%		%	%	%	%
US Upward scenario
UK GDP	4.5	3.1	1.7	0.3	(4.1)
UK unemployment	3.4	3.9	4.3	5.7	8.8
UK HPI	46.4	32.6	3.2	(0.5)	(32.1)
US GDP	4.8	3.7	3.7	0.4	(3.3)
US unemployment	3.0	3.4	3.4	5.2	8.4
US HPI	36.9	30.2	30.2	-	(17.4)
US Downward scenario
UK GDP	4.5	3.1	1.7	0.3	(4.1)
UK unemployment	3.4	3.9	4.3	5.7	8.8
UK HPI	46.4	32.6	3.2	(0.5)	(32.1)
US GDP	4.8	3.7	0.4	0.4	(3.3)
US unemployment	3.0	3.4	5.2	5.2	8.4
US HPI	36.9	30.2	-	-	(17.4)

	Sensitivity to US economic forecasts
As at 30 September 2018	Δ US Upward scenario	Δ US Downward scenario
Stage 1 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	214	(312)
Corporate loans	83	(46)
Stage 1 ECL (£m)
Credit cards, unsecured loans and other retail lending	(4)	6
Corporate loans	(3)	10
Stage 1 Coverage ratio (bps)
Credit cards, unsecured loans and other retail lending	(4)	7
Corporate loans	(2)	6
Stage 2 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	(214)	312
Corporate loans	(83)	46
Stage 2 ECL (£m)
Credit cards, unsecured loans and other retail lending	(76)	144
Corporate loans	(15)	34
Stage 2 Coverage ratio (bps)
Credit cards, unsecured loans and other retail lending	(78)	181
Corporate loans	(54)	155
Stage 3 Gross Exposure (£m)
Credit cards, unsecured loans and other retail lending	-	-
Corporate loans	-	-
Stage 3 ECL (£m)
Credit cards, unsecured loans and other retail lending	(6)	7
Corporate loans	(35)	54
Stage 3 Coverage ratio (bps)
Credit cards, unsecured loans and other retail lending	(43)	50
Corporate loans	(295)	455
Total ECL (£m)
Credit cards, unsecured loans and other retail lending	(86)	157
Corporate loans	(53)	98

Credit cards, unsecured loans and other retail lending: Total ECL decreases by £86m in Upward scenario driven by £214m of balance migration as assets transition from Stage 2 to Stage 1 and lower coverage on Stage 2 assets (78bps decrease) driven by the more favourable consensus forecast. Total ECL impact of £157m in Downward scenario is greater than the Upward scenario, driven by non-linearity effects and the relative severity of the Downward scenario.

Corporate loans: Total ECL increases by £98m in the Downward scenario driven by a less favourable recovery outcome for one large single name in Stage 3, where Barclays estimated additional losses of £39m in addition to the loss estimated under the Baseline scenario, and higher coverage (155bps increase) in Stage 2 assets driven by the less favourable consensus forecast. There is a greater impact on coverage ratios (Stage 2 in particular) than the UK scenarios driven largely by the underlying portfolio quality, with the US portfolio possessing a higher proportion of unsecured leveraged lending.

Credit risk concentrations by geography (audited)
	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 31 December 2018	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	64,343	66,887	36,045	718	9,076	177,069
Cash collateral and settlement balances	27,418	22,316	22,184	376	4,928	77,222
Loans and advances at amortised cost	240,116	27,913	49,592	3,414	5,371	326,406
Reverse repurchase agreements and other similar secured lending	724	113	68	1,320	83	2,308
Trading portfolio assets	12,444	13,375	34,369	713	3,616	64,517
Financial assets at fair value through the income statement	33,842	20,984	73,489	1,758	13,556	143,629
Derivative financial instruments	69,798	80,003	58,699	1,866	12,172	222,538
Financial assets at fair value through other comprehensive income	11,494	23,298	13,953	163	2,786	51,694
Other assets	780	125	100	1	-	1,006
Total on-balance sheet	460,959	255,014	288,499	10,329	51,588	1,066,389

Off-balance sheet:
Contingent liabilities	5,910	3,572	8,996	536	1,289	20,303
Loan commitments	108,506	34,524	175,995	1,852	3,346	324,223
Total off-balance sheet	114,416	38,096	184,991	2,388	4,635	344,526
Total	575,375	293,110	473,490	12,717	56,223	1,410,915

Credit risk concentrations by geography (audited)
	UnitedKingdom	Europe	Americas	Africa and Middle East	Asia	Total
As at 31 December 2017	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	53,068	57,179	56,034	63	4,738	171,082
Cash collateral and settlement balances	23,852	24,311	23,440	870	4,695	77,168
Loans and advances at amortised cost	240,102	27,223	47,850	3,385	5,488	324,048
Reverse repurchase agreements and other similar secured lending	203	375	10,521	32	1,415	12,546
Trading portfolio assets	10,603	13,620	25,680	473	3,964	54,340
Financial assets at fair value through the income statement	33,922	23,725	46,288	1,611	6,065	111,611
Derivative financial instruments	81,656	81,566	57,858	2,792	13,797	237,669
Financial investments - debt securities	17,470	23,598	14,110	114	1,836	57,128
Other assets	1,579	1,179	148	33	83	3,022
Total on-balance sheet	462,455	252,776	281,929	9,373	42,081	1,048,614

Off-balance sheet:
Contingent liabilities	7,603	3,039	6,708	529	1,133	19,012
Loan commitments	105,912	36,084	168,003	1,608	3,966	315,573
Total off-balance sheet	113,515	39,123	174,711	2,137	5,099	334,585
Total	575,970	291,899	456,640	11,510	47,180	1,383,199

Credit risk concentrations by industry (audited)
As at 31 December 2018	Banks	Other financialinsti-tutions	Manu-facturing	Const-ructionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distribution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	177,069	-	-	-	-	-	-	177,069
Cash collateral and settlement balances	17,341	48,398	498	75	9,235	386	223	717	-	-	349	77,222
Loans and advances at amortised cost	9,478	18,653	8,775	23,565	12,764	5,515	11,609	19,716	150,284	55,298	10,749	326,406
Reverse repurchase agreements and other similar secured lending	1,368	865	-	37	38	-	-	-	-	-	-	2,308
Trading portfolio assets	3,500	9,550	3,825	897	34,968	4,202	1,202	3,481	-	-	2,892	64,517
Financial assets at fair value through the income statement	30,374	96,378	-	8,914	5,331	32	13	2,178	405	-	4	143,629
Derivative financial instruments	123,769	80,376	2,390	1,993	5,987	2,791	486	2,004	-	-	2,742	222,538
Financial assets at fair value through other comprehensive income	12,135	2,250	-	200	36,973	-	-	136	-	-	-	51,694
Other assets	580	426	-	-	-	-	-	-	-	-	-	1,006
Total on-balance sheet	198,545	256,896	15,488	35,681	282,365	12,926	13,533	28,232	150,689	55,298	16,736	1,066,389

Off-balance sheet:
Contingent liabilities	939	3,840	3,470	626	1,890	3,491	952	3,455	-	116	1,524	20,303
Loan commitments	1,267	42,890	39,978	14,362	1,629	26,519	14,566	22,142	8,900	126,640	25,330	324,223
Total off-balance sheet	2,206	46,730	43,448	14,988	3,519	30,010	15,518	25,597	8,900	126,756	26,854	344,526
Total	200,751	303,626	58,936	50,669	285,884	42,936	29,051	53,829	159,589	182,054	43,590	1,410,915

Credit risk concentrations by industry (audited)
As at 31 December 2017	Banks	Other financialinsti-tutions	Manu-facturing	Con-structionand property	Govern-ment and central bank	Energyandwater	Wholesaleand retail distri-bution and leisure	Businessand otherservices	Homeloans	Cards, unsecuredloans and other personal lending	Other	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
On-balance sheet:
Cash and balances at central banks	-	-	-	-	171,082	-	-	-	-	-	-	171,082
Cash collateral and settlement balances	18,395	48,611	124	233	8,219	585	75	577	-	-	349	77,168
Loans and advances at amortised cost	9,386	26,312	9,125	23,473	9,097	5,519	12,375	19,906	147,002	54,205	7,648	324,048
Reverse repurchase agreements and other similar secured lending	7,241	4,844	-	153	307	-	-	1	-	-	-	12,546
Trading portfolio assets	4,682	10,672	3,311	807	26,030	3,900	598	3,324	128	-	888	54,340
Financial assets at fair value through the income statement	21,468	78,506	38	4,666	4,812	2	3	2,083	28	-	5	111,611
Derivative financial instruments	126,248	87,272	2,383	2,103	5,811	8,179	576	2,972	-	-	2,125	237,669
Financial investments - debt securities	10,145	1,379	-	-	44,827	103	-	674	-	-	-	57,128
Other assets	2,300	701	-	-	21	-	-	-	-	-	-	3,022
Total on-balance sheet	199,865	258,297	14,981	31,435	270,206	18,288	13,627	29,537	147,158	54,205	11,015	1,048,614

Off-balance sheet:
Contingent liabilities	1,572	3,556	3,236	675	8	2,605	969	4,947	4	389	1,051	19,012
Loan commitments	1,550	31,427	38,105	12,956	384	31,702	14,507	34,415	10,785	126,169	13,573	315,573
Total off-balance sheet	3,122	34,983	41,341	13,631	392	34,307	15,476	39,362	10,789	126,558	14,624	334,585
Total	202,987	293,280	56,322	45,066	270,598	52,595	29,103	68,899	157,947	180,763	25,639	1,383,199

Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
As at 31 December 2018	£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks	177,069	-	-	177,069	100	-	-	100
Cash collateral and settlement balances	70,455	6,763	4	77,222	91	9	-	100
Loans and advances at amortised cost
Home loans	137,449	9,701	3,134	150,284	92	6	2	100
Credit cards, unsecured and other retail lending	21,786	31,664	2,981	56,431	39	56	5	100
Corporate loans	86,271	30,108	3,312	119,691	72	25	3	100
Total loans and advances at amortised cost	245,506	71,473	9,427	326,406	75	22	3	100
Reverse repurchase agreements and other similar secured lending	1,820	444	44	2,308	79	19	2	100
Trading portfolio assets:
Debt securities	51,896	4,998	389	57,283	90	9	1	100
Traded loans	1,903	4,368	963	7,234	27	60	13	100
Total trading portfolio assets	53,799	9,366	1,352	64,517	83	15	2	100
Financial assets at fair value through the income statement:
Loans and advances	13,177	6,295	52	19,524	68	32	-	100
Debt securities	4,380	81	61	4,522	97	2	1	100
Reverse repurchase agreements	85,887	31,813	1,341	119,041	72	27	1	100
Other financial assets	524	18	-	542	97	3	-	100
Total financial assets at fair value through the income statement	103,968	38,207	1,454	143,629	72	27	1	100
Derivative financial instruments	211,695	10,791	52	222,538	95	5	-	100
Financial assets at fair value through other comprehensive income	51,546	148	-	51,694	100	-	-	100
Other assets	723	283	-	1,006	72	28	-	100
Total on-balance sheet	916,581	137,475	12,333	1,066,389	86	13	1	100

Balance sheet credit quality (audited)
	PD range			Total	PD range			Total
	0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%		0.0 to <0.60%	0.60 to <11.35%	11.35 to 100%
As at 31 December 2017	£m	£m	£m	£m	%	%	%	%
Cash and balances at central banks	171,082	-	-	171,082	100	-	-	100
Cash collateral and settlement balances	72,277	4,619	272	77,168	94	6		100
Loans and advances at amortised cost
Home loans	135,576	5,781	5,645	147,002	92	4	4	100
Credit cards, unsecured and other retail lending[a]	13,195	34,897	7,675	55,767	24	63	13	100
Corporate loans	75,819	33,093	12,367	121,279	63	27	10	100
Total loans and advances at amortised cost	224,590	73,771	25,687	324,048	73	20	7	100
Reverse repurchase agreements and other similar secured lending	11,430	1,101	15	12,546	91	9	-	100
Trading portfolio assets:
Debt securities	48,489	2,085	626	51,200	95	4	1	100
Traded loans	1,432	1,189	519	3,140	45	38	17	100
Total trading portfolio assets	49,921	3,274	1,145	54,340	92	6	2	100
Financial assets designated at fair value:
Loans and advances	9,457	817	763	11,037	86	7	7	100
Debt securities	-	15	-	15	-	100	-	100
Reverse repurchase agreements	82,263	17,692	85	100,040	82	18	-	100
Other financial assets	482	37	-	519	93	7	-	100
Total financial assets designated at fair value	92,202	18,561	848	111,611	82	17	1	100
Derivative financial instruments	229,262	7,863	544	237,669	96	4	-	100
Financial investments - debt securities	57,106	18	4	57,128	100	-	-	100
Other assets	2,570	411	41	3,022	85	14	1	100
Total on-balance sheet	910,440	109,618	28,556	1,048,614	87	10	3	100

Note

a 2017 figures have been restated to more accurately reflect the credit quality distribution within credit cards, unsecured and retail lending.

Credit exposures by internal PD grade

Credit risk profile by internal PD grade for loans and advances at amortised cost (audited)
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Credit quality description	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	232,163	13,556	-	245,719	146	67	-	213	245,506	0.1
Satisfactory	0.60 to < 11.35%	48,730	24,768	-	73,498	508	1,517	-	2,025	71,473	2.8
Higher Risk	11.35% to < 100%	333	5,123	-	5,456	34	1,131	-	1,165	4,291	21.4
Credit Impaired	100%	-	-	8,503	8,503	-	-	3,367	3,367	5,136	39.6
Total		281,226	43,447	8,503	333,176	688	2,715	3,367	6,770	326,406	2.0

Credit risk profile by internal PD grade for contingent liabilities (audited)[a]
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Credit quality description	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	15,000	443	-	15,443	6	3	-	9	15,434	0.1
Satisfactory	0.60 to < 11.35%	3,541	964	-	4,505	10	14	-	24	4,481	0.5
Higher Risk	11.35% to < 100%	49	228	-	277	-	10	-	10	267	3.6
Credit Impaired	100%	-	-	74	74	-	-	2	2	72	2.7
Total		18,590	1,635	74	20,299	16	27	2	45	20,254	0.2

Credit risk profile by internal PD grade for loan commitments (audited)[a]
		Gross carrying amount				Allowance for ECL				Net exposure	ECL coverage
Credit quality description	PD range	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
	%	£m	£m	£m	£m	£m	£m	£m	£m	£m	%
Strong	0.0 to < 0.60%	206,511	5,440	-	211,951	21	5	-	26	211,925	-
Satisfactory	0.60 to < 11.35%	84,141	11,806	-	95,947	59	80	-	139	95,808	0.1
Higher Risk	11.35% to < 100%	747	3,245	-	3,992	3	38	-	41	3,951	1.0
Credit Impaired	100%	-	-	610	610	-	-	20	20	590	3.3
Total		291,399	20,491	610	312,500	83	123	20	226	312,274	0.1

Note

a Excludes loan commitments and financial guarantees of £11.7bn carried at fair value.

Derivative assets (audited)
	2018			2017
	Balance sheetassets	Counterpartynetting	Netexposure	Balance sheetassets	Counterpartynetting	Netexposure
As at 31 December	£m	£m	£m	£m	£m	£m
Foreign exchange	64,188	50,189	13,999	54,943	42,117	12,826
Interest rate	125,272	95,572	29,700	153,043	117,559	35,484
Credit derivatives	10,755	8,450	2,305	12,549	9,952	2,597
Equity and stock index	20,882	16,653	4,229	14,698	12,702	1,996
Commodity derivatives	1,441	1,137	304	2,436	1,935	501
Total derivative assets	222,538	172,001	50,537	237,669	184,265	53,404
Cash collateral held			31,402			33,092
Net exposure less collateral			19,135			20,312

Management VaR (95%, one day) (audited)
	2018			2017
	Average	High[b]	Low[b]	Average	High[b]	Low[b]
For the year ended 31 December[a]	£m	£m	£m	£m	£m	£m
Credit risk	11	16	8	12	18	8
Interest rate risk	8	19	3	8	15	4
Equity risk	7	14	4	8	14	4
Basis risk	6	8	4	5	6	3
Spread risk	6	9	3	5	8	3
Foreign exchange risk	3	7	2	3	7	2
Commodity risk	1	2	-	2	3	1
Inflation risk	3	4	2	2	4	1
Diversification effect[b]	(24)	n/a	n/a	(26)	n/a	n/a
Total management VaR	21	27	15	19	26	14

Notes

  Excludes BAGL from 23 July 2018.
  Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historical correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not necessarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.

Deposit funding (audited)
	2018			2017
Funding of loans and advances	Loans and advances at amortised cost	Deposits at amortised cost	Loan: deposit ratio[a]	Loan to deposit ratio
As at 31 December 2018	£bn	£bn	%	%
Barclays UK	189	197	96%	95%
Barclays International	127	197	65%	68%
Head Office	11	-
Barclays Group	326	395	83%	81%

Note

a The loan: deposit ratio is calculated as loans and advances at amortised cost divided by deposits at amortised cost. Comparatives have been updated based on this approach.

Contractual maturity of financial assets and liabilities (audited)
As at31 December 2018	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan nine months	Over ninemonths butnot morethan one year	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	175,534	1,353	118	–	64	–	–	–	–	–	177,069
Cash collateral and settlement balances	2,389	74,786	19	–	22	2	–	4	–	–	77,222
Loans and advances at amortised cost	12,506	11,171	7,938	5,416	7,072	26,336	25,559	39,604	48,606	142,198	326,406
Reverse repurchase agreements and other similar secured lending	31	1,245	–	–	–	586	446	–	–	–	2,308
Trading portfolio assets	104,187	–	–	–	–	–	–	–	–	–	104,187
Financial assets at fair value through the income statement	13,606	112,297	7,174	3,124	2,312	4,677	165	311	829	5,153	149,648
Derivative financial instruments	222,384	–	6	1	4	14	11	11	86	21	222,538
Financial investments	–	–	–	–	–	–	–	–	–	–	–
Financial assets at fair value through other comprehensive income	11	3,120	2,784	1,696	2,719	6,080	2,765	7,818	18,659	7,164	52,816
Other financial assets	761	182	56	–	7	–	–	–	–	–	1,006
Total financial assets	531,409	204,154	18,095	10,237	12,200	37,695	28,946	47,748	68,180	154,536	1,113,200
Other assets[a]											20,083
Total assets											1,133,283
Liabilities
Deposits at amortised cost	342,967	30,029	7,282	3,672	3,237	3,983	2,053	520	349	746	394,838
Cash collateral and settlement balances	3,542	63,973	5	2	–	–	–	–	–	–	67,522
Repurchase agreements and other similar secured borrowing	1,331	5,542	–	–	–	3	10,017	1,201	484	–	18,578
Debt securities in issue	26	14,779	5,937	5,159	7,686	6,984	6,248	12,988	15,812	6,667	82,286
Subordinated liabilities	–	306	–	78	45	860	5,156	3,387	6,968	3,759	20,559
Trading portfolio liabilities	37,882	–	–	–	–	–	–	–	–	–	37,882
Financial liabilities designated at fair value	14,280	143,635	6,809	9,051	3,577	10,383	5,689	7,116	4,415	11,879	216,834
Derivative financial instruments	219,578	9	–	–	–	3	3	3	3	44	219,643
Other financial liabilities	277	2,984	–	–	–	554	–	–	–	–	3,815
Total financial liabilities	619,883	261,257	20,033	17,962	14,545	22,770	29,166	25,215	28,031	23,095	1,061,957
Other liabilities											7,547
Total liabilities											1,069,504
Cumulative liquidity gap	(88,474)	(145,577)	(147,515)	(155,240)	(157,585)	(142,660)	(142,880)	(120,347)	(80,198)	51,243	63,779

Contractual maturity of financial assets and liabilities (audited)
As at31 December 2017	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan ninemonths	Over ninemonths butnot morethan oneyear	Over oneyear but notmore thantwo years	Over twoyears butnot morethan threeyears	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets
Cash and balances at central banks	170,236	846	–	–	–	–	–	–	–	–	171,082
Cash collateral and settlement balances	1,794	75,323	32	2	14	3	–	–	–	–	77,168
Loans and advances at amortised cost	13,667	25,720	9,735	5,594	7,733	36,213	26,244	39,446	48,382	111,314	324,048
Reverse repurchase agreements and other similar secured lending	7,522	4,446	578	–	–	–	–	–	–	–	12,546
Trading portfolio assets	113,760	–	–	–	–	–	–	–	–	–	113,760
Financial assets at fair value through the income statement	14,800	77,288	8,828	4,570	1,252	2,095	160	196	557	6,535	116,281
Derivative financial instruments	237,504	41	–	–	–	71	22	15	1	15	237,669
Financial investments	30	2,378	2,717	97	504	5,675	3,928	16,162	17,059	10,365	58,915
Financial assets at fair value through other comprehensive income	–	–	–	–	–	–	–	–	–	–	–
Other financial assets	2,153	759	–	–	–	110	–	–	–	–	3,022
Total financial assets	561,466	186,801	21,890	10,263	9,503	44,167	30,354	55,819	65,999	128,229	1,114,491
Other assets[a]											18,757
Total assets											1,133,248
Liabilities
Deposits at amortised cost	337,881	39,586	8,083	3,820	3,823	2,754	634	1,198	266	656	398,701
Cash collateral and settlement balances	2,047	66,052	16	4	19	4	1	–	–	–	68,143
Repurchase agreements and other similar secured borrowing	3,550	17,841	4,516	2,136	1,396	310	93	10,006	490	–	40,338
Debt securities in issue	907	17,120	8,395	5,107	1,562	8,136	3,883	12,819	10,983	4,402	73,314
Subordinated liabilities	–	2,402	791	7	23	57	1,959	8,751	5,466	4,370	23,826
Trading portfolio liabilities	37,351	–	–	–	–	–	–	–	–	–	37,351
Financial liabilities designated at fair value	13,298	102,860	10,570	5,918	3,139	10,515	7,281	5,879	4,923	9,335	173,718
Derivative financial instruments	237,235	10	3	–	–	10	5	4	41	1,037	238,345
Other financial liabilities	446	3,793	–	–	–	781	–	–	–	–	5,020
Total financial liabilities	632,715	249,664	32,374	16,992	9,962	22,567	13,856	38,657	22,169	19,800	1,058,756
Other liabilities											8,476
Total liabilities											1,067,232
Cumulative liquidity gap	(71,249)	(134,112)	(144,596)	(151,325)	(151,784)	(130,184)	(113,686)	(96,524)	(52,694)	55,735	66,016

Contractual maturity of financial liabilities on an undiscounted basis

The table below presents the cash flows payable by the Barclays Group under financial liabilities by remaining contractual maturities at the balance sheet date. The amounts disclosed in the table are the contractual undiscounted cash flows of all financial liabilities (i.e. nominal values).

The balances in the below table do not agree directly to the balances in the consolidated balance sheet as the table incorporates all cash flows, on an undiscounted basis, related to both principal as well as those associated with all future coupon payments.

Derivative financial instruments held for trading and trading portfolio liabilities are included in the on demand column at their fair value.

Contractual maturity of financial liabilities - undiscounted (audited)
	Ondemand	Not morethan threemonths	Over threemonths butnot morethan sixmonths	Over sixmonths butnot morethan one year	Over oneyear but notmore thanthree years	Over threeyears butnot morethan fiveyears	Over fiveyears butnot morethan tenyears	Over tenyears	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Deposits at amortised cost	342,967	30,047	7,295	6,924	6,069	546	412	816	395,076
Cash collateral and settlement balances	3,542	63,985	5	2	–	–	–	–	67,534
Repurchase agreements and other similar secured borrowing	1,331	5,542	–	–	10,238	1,243	486	–	18,840
Debt securities in issue	26	14,810	5,976	12,914	13,849	13,351	17,639	10,254	88,819
Subordinated liabilities	–	306	–	123	6,147	3,568	7,917	4,413	22,474
Trading portfolio liabilities	37,882	–	–	–	–	–	–	–	37,882
Financial liabilities designated at fair value	14,280	143,766	6,948	12,732	16,546	7,679	5,008	17,621	224,580
Derivative financial instruments	219,578	12	–	–	6	3	4	59	219,662
Other financial liabilities	277	2,984	–	–	554	–	–	–	3,815
Total financial liabilities	619,883	261,452	20,224	32,695	53,409	26,390	31,466	33,163	1,078,682

As at 31 December 2017
Deposits at amortised cost	337,881	39,602	8,087	7,650	3,405	1,200	267	725	398,817
Cash collateral and settlement balances	2,047	66,059	16	24	5	–	–	–	68,151
Repurchase agreements and other similar secured borrowing	3,550	17,847	4,526	3,557	410	10,259	490	–	40,639
Debt securities in issue	907	17,614	8,565	7,025	13,786	13,928	12,687	6,734	81,246
Subordinated liabilities	–	2,822	1,816	685	5,501	10,232	6,243	6,231	33,530
Trading portfolio liabilities	37,351	–	–	–	–	–	–	–	37,351
Financial liabilities designated at fair value	13,298	102,983	10,609	9,118	18,142	6,177	5,490	12,834	178,651
Derivative financial instruments	237,235	9	3	–	15	5	48	1,755	239,070
Other financial liabilities	446	3,793	–	–	781	–	–	–	5,020
Total financial liabilities	632,715	250,729	33,622	28,059	42,045	41,801	25,225	28,279	1,082,475

Maturity of off-balance sheet commitments received and given

The table below presents the maturity split of the Group’s off-balance sheet commitments received and given at the balance sheet date. The amounts disclosed in the table are the undiscounted cash flows (i.e. nominal values) on the basis of earliest opportunity at which they are available.

Maturity analysis of off-balance sheet commitments received (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Guarantees, letters of credit and credit insurance	6,288	110	20	13	16	65	10	33	10	5	6,570
Other commitments received	93	42	–	–	–	–	–	–	–	–	135
Total off-balance sheet commitments received	6,381	152	20	13	16	65	10	33	10	5	6,705

As at 31 December 2017
Guarantees, letters of credit and credit insurance	6,373	5	2	3	1	8	7	5	3	4	6,411
Other commitments received	–	29	–	–	–	–	–	–	–	–	29
Total off-balance sheet commitments received	6,373	34	2	3	1	8	7	5	3	4	6,440

Maturity analysis of off-balance sheet commitments given (audited)
	Ondemand	Not more than three months	Over three months but not more than six months	Over six months but not more than nine months	Over nine months but not more than one year	Over one year but not more than two years	Over two years but not more than three years	Over three years but not more than five years	Over five years but not more than ten years	Over ten years	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
As at 31 December 2018
Contingent liabilities	16,344	1,102	553	145	170	415	435	641	319	179	20,303
Documentary credits and other short-term trade related transactions	70	1,263	325	55	14	11	3	–	–	–	1,741
Standby facilities, credit lines and other commitments[a]	317,257	1,734	1,311	397	667	311	257	424	19	105	322,482
Total off-balance sheet commitments given	333,671	4,099	2,189	597	851	737	695	1,065	338	284	344,526

As at 31 December 2017
Contingent liabilities	16,047	1,085	560	92	242	346	80	59	245	256	19,012
Documentary credits and other short-term trade related transactions	34	593	147	26	6	5	1	–	–	–	812
Standby facilities, credit lines and other commitments	311,481	1,144	883	77	778	44	47	259	2	46	314,761
Total off-balance sheet commitments given	327,562	2,822	1,590	195	1,026	395	128	318	247	302	334,585

Capital ratios[a,b,c]
As at 31 December	2018	2017
CET1	13.2%	13.3%
Tier 1 (T1)	17.0%	17.2%
Total regulatory capital	20.7%	21.5%

Capital resources (audited)
	2018	2017
As at 31 December	£bn	£bn
Total equity excluding non-controlling interests per the balance sheet	62.6	63.9
Less: other equity instruments (recognised as AT1 capital)	(9.6)	(8.9)
Adjustment to retained earnings for foreseeable dividends	(0.7)	(0.4)

Other regulatory adjustments and deductions
Additional value adjustments (PVA)	(1.7)	(1.4)
Goodwill and intangible assets	(8.0)	(7.9)
Deferred tax assets that rely on future profitability excluding temporary differences	(0.5)	(0.6)
Fair value reserves related to gains or losses on cash flow hedges	(0.7)	(1.2)
Excess of expected losses over impairment	-	(1.2)
Gains or losses on liabilities at fair value resulting from own credit	(0.1)	0.1
Defined benefit pension fund assets	(1.3)	(0.7)
Direct and indirect holdings by an institution of own CET1 instruments	(0.1)	(0.1)
Adjustment under IFRS 9 transitional arrangements	1.3	-
CET1 capital	41.1	41.6

AT1 capital
Capital instruments and related share premium accounts	9.6	8.9
Qualifying AT1 capital (including minority interests) issued by subsidiaries	2.4	3.5
Other regulatory adjustments and deductions	(0.1)	(0.1)
AT1 capital	11.9	12.3

T1 capital	53.0	53.9

T2 capital
Capital instruments and related share premium accounts	6.6	6.5
Qualifying T2 capital (including minority interests) issued by subsidiaries	5.3	7.0
Other regulatory adjustments and deductions	(0.3)	(0.3)
Total regulatory capital	64.6	67.2

Notes

a CET1, T1 and T2 capital, and RWAs are calculated applying the transitional arrangements of the CRR. This includes IFRS 9 transitional arrangements and the grandfathering of CRR non-compliant capital instruments.

b The fully loaded CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays PLC additional tier 1 (AT1) securities, was 12.8%, with £39.8bn of CET1 capital and £311.8bn of RWAs calculated without applying the transitional arrangements of the CRR.

c The Barclays PLC CET1 ratio, as is relevant for assessing against the conversion trigger in Barclays Bank PLC T2 Contingent Capital Notes, was 13.2%. For this calculation CET1 capital and RWAs are calculated applying the transitional arrangements under the CRR, including the IFRS 9 transitional arrangements. The benefit of the Financial Services Authority (FSA) October 2012 interpretation of the transitional provisions, relating to the implementation of CRD IV, expired in December 2017.

Foreign exchange risk (audited)

The Barclays Group is exposed to two sources of foreign exchange risk.

a) Transactional foreign currency exposure

Transactional foreign currency exposures represent exposure on banking assets and liabilities, denominated in currencies other than the functional currency of the transacting entity.

The Barclays Group’s risk management policies prevent the holding of significant open positions in foreign currencies outside the trading portfolio managed by Barclays International which is monitored through VaR.

Banking book transactional foreign exchange risk outside of Barclays International is monitored on a daily basis by the market risk function and minimised by the businesses.

b) Translational foreign exchange exposure

The Barclays Group’s investments in overseas subsidiaries and branches create capital resources denominated in foreign currencies, principally USD and EUR. Changes in the GBP value of the net investments due to foreign currency movements are captured in the currency translation reserve, resulting in a movement in CET1 capital.

The Barclays Group’s strategy is to minimise the volatility of the capital ratios caused by foreign exchange movements, by matching the CET1 capital movements to the revaluation of the Barclays Group’s foreign currency RWA exposures.

Functional currency of operations (audited)
	Foreign currency net investments	Borrowings which hedge the net investments	Derivatives which hedge the net investments	Structural currency exposures pre-economic hedges	Economic hedges	Remaining structural currency exposures
	£m	£m	£m	£m	£m	£m
As at 31 December 2018
USD	28,857	(12,322)	(2,931)	13,604	(4,827)	8,777
EUR	2,672	(3)	-	2,669	(2,146)	523
ZAR	5	-	-	5	-	5
JPY	489	-	-	489	-	489
Other	2,021	-	(37)	1,984	-	1,984
Total	34,044	(12,325)	(2,968)	18,751	(6,973)	11,778

As at 31 December 2017
USD	27,848	(12,404)	(540)	14,904	(6,153)	8,751
EUR	2,489	(3)	-	2,486	(2,127)	359
ZAR	8	-	-	8	-	8
JPY	467	(152)	(301)	14	-	14
Other	2,475	-	(1,299)	1,176	-	1,176
Total	33,287	(12,559)	(2,140)	18,588	(8,280)	10,308

The economic hedges primarily represent the USD and EUR preference shares and Additional Tier 1 (AT1) instruments that are held as equity. These are accounted for at historical cost under IFRS and do not qualify as hedges for accounting purposes.

During 2018, total structural currency exposure net of hedging instruments increased by £1.5bn to £11.8bn (2017: £10.3bn). Foreign currency net investments increased by £0.7bn to £34.0bn (2017: £33.3bn) driven predominantly by a £1.0bn increase in US Dollars and a £0.2bn increase in Euro offset by a £0.5bn decrease in other currencies. The hedges associated with these investments increased by £0.6bn to £15.3bn (2017: £14.7bn).

The table below shows a sensitivity analysis on pre-tax net interest income for non-trading financial assets and financial liabilities, including the effect of any hedging. The sensitivity has been measured using the Annual Earnings at Risk (AEaR) methodology as described on page 000 of the Barclays PLC Pillar 3 Report 2018 (unaudited). Note that this metric assumes an instantaneous parallel change to interest rate forward curves. The model floors shocked market rates at zero; changes in Net Interest Income (NII) sensitivity are only observed where forward rates are greater than zero. The main model assumptions are: (i) one-year time horizon; (ii) balance sheet is held constant; (iii) balances are adjusted for assumed behavioural profiles (i.e. considers that customers may remortgage before the contractual maturity); and (iv) behavioural assumptions are kept unchanged in all rate scenarios.

Net interest income sensitivity (AEaR) by business unita,[b],[c] (audited)

	Barclays UK	Barclays International	Total
	£m	£m	£m
As at 31 December 2018
+100bps	124	89	213
+25bps	30	23	53
-25bps	(73)	(35)	(108)

As at 31 December 2017
+100bps	45	31	76
+25bps	11	9	20
-25bps	(61)	(22)	(83)

Notes

  Excludes investment banking business.
  Excludes Treasury operations, which are driven by the firm’s investments in the liquidity pool, which are risk managed using value-based risk measures described on page 000 of the Barclays PLC Pillar 3 Report 2018 (unaudited). Treasury’s NII (AEaR) sensitivity to a +25/-25bps move is +£23m/-£29m respectively.
  Expected fixed rate mortgage pipeline completions in Barclays UK assumed to be consistent with level and timing of pipeline hedging.

Analysis of equity sensitivity (audited)
	2018		2017
	+25 basispoints	-25 basispoints	+25 basispoints	-25 basispoints
As at 31 December	£m	£m	£m	£m
Net interest income	53	(108)	20	(83)
Taxation effects on the above	(13)	27	(6)	25
Effect on profit for the year	40	(81)	14	(58)
As percentage of net profit after tax	1.69%	(3.41%)	1.57%	6.52%

Effect on profit for the year (per above)	40	(81)	14	(58)
Fair value through other comprehensive income reserve	(143)	256	(164)	219
Cash flow hedge reserve	(574)	544	(616)	598
Taxation effects on the above	179	(200)	195	(204)
Effect on equity	(498)	519	(571)	555
As percentage of equity	(0.78%)	0.81%	(0.87%)	0.84%